Interim Condensed Consolidated Statements of Profit (Loss) and Other Comprehensive Profit (Loss) - USD ($) shares in Thousands, $ in Thousands		3 Months Ended		6 Months Ended		12 Months Ended
		Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017
Statement of comprehensive income [Abstract]
Revenues		$ 54	$ 82	$ 121	$ 196	$ 467
Cost of revenues:
Products and services		27	29	65	76	219
Inventory impairment		99		144	297	297
Gross profit (loss)		(72)	53	(88)	(177)	(49)
Research and development expenses		471	615	962	1,090	2,208
Sales and marketing expenses		240	236	502	382	846
General and administrative expenses		337	550	720	1,939	3,005
Operating loss		(1,120)	(1,348)	(2,272)	(3,588)	(6,108)
Profit (loss) from changes in fair value of warrants issued to investors		(38)	2,137	25	2,334	3,502
Financial income in respect of deposits and exchange rate differences, net		23	20	39	57	71
Financial expenses in respect of bank commissions		(3)	(8)	(6)	(11)	(17)
Financial income (loss), net		(18)	2,149	58	2,380	3,556
Profit (loss) before taxes on income		(1,138)	801	(2,214)	(1,208)	(2,552)
Taxes benefit (Taxes on income)		(11)	(13)	(15)	(17)	7
Profit (loss) and total comprehensive profit (loss) for the period		$ (1,149)	$ 788	$ (2,229)	$ (1,225)	$ (2,545)
Basic earnings (loss) per ordinary share	[1]	$ (0.06)	$ 0.06	$ (0.12)	$ (0.13)	$ (0.2)
Diluted earnings (loss) per ordinary share	[1]	$ (0.06)	$ 0.02	$ (0.12)	$ (0.17)	$ (0.23)
Weighted average number of ordinary shares outstanding used to compute (in thousands)
Basic earnings (loss) per ordinary share	[1]	19,179	13,767	19,179	9,236	12,568
Diluted earnings (loss) per ordinary share	[1]	19,179	15,128	19,179	10,001	12,969

[1]	On July 9, 2018, the Company implemented a 10-for-1 consolidation of its ordinary shares with a market effective date of July 13, 2018, which was applied retrospectively for the calculation of the basic and diluted earnings (loss) per ordinary share.